Segment Information Operating Results (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Segment Reporting Information [Line Items]
Revenues	$ 19,391.4		$ 18,170.9		$ 17,083.9
Pretax Profit (Loss)	1,907.4		1,720.0		1,317.7
Underwriting Operations
Segment Reporting Information [Line Items]
Revenues	18,398.5		17,103.4		16,018.0
Pretax Profit (Loss)	1,410.3		1,120.1		708.9
Underwriting Operations | Personal Lines
Segment Reporting Information [Line Items]
Revenues	16,561.0	[1]	15,341.6	[1]	14,368.1	[1]
Pretax Profit (Loss)	1,106.4	[1]	1,016.8	[1]	628.4	[1]
Underwriting Operations | Personal Lines | Agency Channel
Segment Reporting Information [Line Items]
Revenues	9,087.0		8,601.5		8,103.9
Pretax Profit (Loss)	683.0		542.9		338.9
Underwriting Operations | Personal Lines | Direct Channel
Segment Reporting Information [Line Items]
Revenues	7,474.0		6,740.1		6,264.2
Pretax Profit (Loss)	423.4		473.9		289.5
Underwriting Operations | Commercial Lines
Segment Reporting Information [Line Items]
Revenues	1,837.5		1,761.6		1,649.0
Pretax Profit (Loss)	315.8		114.1		86.3
Underwriting Operations | Other Indemnity
Segment Reporting Information [Line Items]
Revenues	0		0.2		0.9
Pretax Profit (Loss)	(11.9)		(10.8)		(5.8)
Fees And Other Revenues
Segment Reporting Information [Line Items]
Revenues	309.1	[2]	291.8	[2]	281.8	[2]
Service Businesses
Segment Reporting Information [Line Items]
Revenues	56.0		39.6		36.1
Pretax Profit (Loss)	5.1		0.8		0
Investments
Segment Reporting Information [Line Items]
Revenues	632.6	[3]	740.4	[3]	749.8	[3]
Pretax Profit (Loss)	613.7	[3]	721.6	[3]	734.4	[3]
Gains (losses) on extinguishment of debt
Segment Reporting Information [Line Items]
Revenues	(4.8)		(4.3)		(1.8)
Pretax Profit (Loss)	(4.8)		(4.3)		(1.8)
Interest Expense
Segment Reporting Information [Line Items]
Pretax Profit (Loss)	$ (116.9)		$ (118.2)		$ (123.8)

[1]	Personal auto insurance accounted for 92% of the total Personal Lines segment net premiums earned in 2014, compared to 91% in 2013 and 2012; insurance for our special lines products (e.g., motorcycles, ATVs, RVs, mobile homes, watercraft, and snowmobiles) accounted for the balance of the Personal Lines net premiums earned.
[2]	Pretax profit (loss) for fees and other revenues are allocated to operating segments.
[3]	Revenues represent recurring investment income and total net realized gains (losses) on securities; pretax profit is net of investment expenses.